Income Taxes - Components of Income Tax Expense (Benefit) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended			11 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2009 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member]	Feb. 05, 2009 Predecessor [Member]	Dec. 31, 2011 PUGET SOUND ENERGY, INC.	Dec. 31, 2010 PUGET SOUND ENERGY, INC.	Dec. 31, 2009 PUGET SOUND ENERGY, INC.
Current Income Tax Expense (Benefit) [Abstract]
Current, Federal								$ (161,087)	$ 785	$ 42,061	$ 10,185	$ 653	$ 32,331	$ (126,156)
Current, State								(988)	(50)	385	87	0	385	(901)
Deferred Income Tax Expense (Benefit) [Abstract]
Deferred, Federal								244,116	32,706	(38,717)	(1,275)	76,369	(31,346)	194,701
Deferred, State								0	319	(1,248)	0	1,095	(1,248)	0
Total income tax expense	$ 20,000	$ (2,717)	$ 52,346	$ 42,888	$ 33,760	$ 2,481	$ 91,038	$ 82,041	$ 33,760	$ 2,481	$ 8,997	$ 78,117	$ 122	$ 67,644